Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Jan. 01, 2019	Dec. 31, 2018
Current prepayments and other current assets [line items]
Prepaid rental		¥ 526
Impact of adoption of IFRS 16 [member]
Current prepayments and other current assets [line items]
Prepaid rental	¥ 526